RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF FINANCIAL ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

Financial assets measured at fair value on a recurring basis are summarized below and disclosed on the consolidated balance sheet as of September 30, 2024:

	Fair Value Measurement Using			Amount at
	Level 1	Level 2	Level 3	Fair Value
September 30, 2024
Assets
Warrants – SHRG	$-	$3,891	$-	$3,891
Convertible loans receivable – SHRG	-	739,590	-	739,590

Total Investment in securities at Fair Value	$-	$743,481	$-	$743,481

SCHEDULE OF FAIR VALUE WEIGHTED AVERAGE ASSUMPTIONS

The fair value of the SHRG warrants under level 2 category as of September 30, 2024 was calculated using a binomial option pricing model valued with the following weighted average assumptions:

September 30, 2024

Stock price	$0.1000
Exercise price	$1.6800
Risk free interest rate	3.56%
Annualized volatility	167.12%
Dividend Yield	$0.00%
Year to maturity	4.46

The Company has elected to recognize the convertible loan at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Company engaged third party valuation firm to perform the valuation of convertible loans. The fair value of the convertible loans is calculated using the binomial tree model based on probability of remaining as straight debt using discounted cash flow with the following assumptions:

	As of September 30, 2024
CN#	1	2	3	4
Issued date	March 18, 2024	May 9, 2024	June 6, 2024	August 13, 2024
Risk-free interest rate	3.598%	3.585%	3.578%	3.561%
Expected life	2.46 year	2.60 year	2.68 year	2.87 year
Discount rate	6.00%	8.00%	8.00%	8.00%
Expected volatility	185.574%	185.574%	185.574%	185.574%
Expected dividend yield	0%	0%	0%	0%

Fair value	$212,558	$224,894	$214,893	$87,245